CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (7,798,760)	$ 10,682,774	$ 7,931,054	$ 5,598,086
Adjustments to reconcile net income to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000			0
Change in fair value of warrant liabilities	6,829,174	(14,439,162)	(8,365,226)	(9,425,504)
Transaction costs	807,424			0
Interest earned on marketable investments held in Trust Account	(2,030)	(100,017)	(14,546)	(20,498)
Changes in operating assets and liabilities:
Prepaid expenses	(295,658)	(30,489)	111,678	286,491
Accrued expenses	126,944	3,468,265	150,116	2,658,236
Net cash used in operating activities	(327,906)	(418,629)	(186,924)	(903,189)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemption		140,378,518	0
Investment of cash in Trust Account	(175,087,501)			0
Net cash provided by investing activities	(175,087,501)	140,378,518	0	0
Cash Flows from Financing Activities:
Redemption of ordinary shares		(140,378,518)	0
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000			0
Proceeds from sale of Private Placement Warrants	8,037,500			0
Repayment of promissory note – related party	(64,126)			0
Payments of offering costs	(129,039)			0
Net cash used in financing activities	176,894,335	(140,378,518)	0	0
Net Change in Cash	1,478,928	(418,629)	(186,924)	(903,189)
Cash - Beginning	0	575,739	1,478,928	1,478,928
Cash - Ending	1,478,928	$ 157,110	$ 1,292,004	575,739
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	175,087,500			0
Deferred underwriting fee payable	6,037,500			0
Payment of offering costs through promissory note	64,126			0
Offering costs included in accrued offering costs	350,000			0
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 20,000			$ 0